Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 0.0	€ 2.1
Indemnification assets				€ 79.4		€ 73.8	€ 65.5
Indemnification Assets Recognised As Of Acquisition Date		€ 0.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets				€ 73.8		€ 73.8
Shares held in escrow as a result of indemnification asset | shares				6,964,417		6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)			$ 16.72	€ 14.62	$ 16.91	€ 14.13
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification assets				€ 0.0
Indemnification Assets Recognised As Of Acquisition Date	€ 6.1